02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-04 | Fidelity® Series Long-Term Treasury Bond Index Fund
Fund Summary Fund: Fidelity® Series Long-Term Treasury Bond Index Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Series Long-Term Treasury Bond Index Fund}	02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-04 Fidelity® Series Long-Term Treasury Bond Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Long-Term Treasury Bond Index Fund}	02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-04 Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity Series Long-Term Treasury Bond Index Fund-Default
Management fee	none	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none	[1]
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Series Long-Term Treasury Bond Index Fund}	02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-04 Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity Series Long-Term Treasury Bond Index Fund-Default USD ($)
1 year	none
3 years	none
5 years	none
10 years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index, a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 10 years or more.
  Normally maintaining a dollar-weighted average maturity of 10 years or more.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Barclays U.S. Long Treasury Bond Index using a smaller number of securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.01%	June 30, 2017
Lowest Quarter Return	0.45%	September 30, 2017
Year-to-Date Return	-3.36%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Series Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-04 - Fidelity® Series Long-Term Treasury Bond Index Fund
	Past 1 year	Since Inception [1]	Inception Date
Fidelity Series Long-Term Treasury Bond Index Fund-Default			Jul. 07, 2016
Fidelity Series Long-Term Treasury Bond Index Fund-Default | Return Before Taxes	8.47%	(5.15%)
Fidelity Series Long-Term Treasury Bond Index Fund-Default | After Taxes on Distributions	7.31%	(6.11%)	Jul. 07, 2016
Fidelity Series Long-Term Treasury Bond Index Fund-Default | After Taxes on Distributions and Sales	4.78%	(4.35%)	Jul. 07, 2016
Before Taxes	8.53%	(4.95%)
[1]	From July 7, 2016